EARNINGS PER SHARE (Schedule of Computation of Basic and Diluted Net Earnings Per Common Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Numerator:
Net income (Loss) attributable to ordinary shares - basic	$ 2,848		$ (41,658)	$ 49,310
Gains related to convertible debt, net				(2,100)
Net income (Loss) from continuing operations - diluted	2,848		(41,658)	47,210
Net loss from discontinued operations - basic and diluted	$ (2,647)		$ (26,999)	$ (6,484)
Denominator:
Number of ordinary shares outstanding during the year	76,560,454		71,300,432	68,213,209
Weighted average effect of dilutive securities:
Assumed conversion of convertible debt				1,090,906
Shares to be issued in connection with acquisition				52,664
Employee stock options and restricted stock units	113,349			970,632
Diluted number of ordinary shares outstanding - Continuing and discontinued operations	76,673,803		71,300,432	70,327,411
Basic net earnings (loss) per ordinary share
Continuing operations	$ 0.04		$ (0.58)	$ 0.72
Discontinued operations	(0.04)		(0.38)	(0.09)
Net income (Loss)	0.00	[1]	(0.96)	0.63
Diluted net earnings (loss) per ordinary share
Continuing operations	0.04		(0.58)	0.67
Discontinued operations	(0.04)		(0.38)	(0.09)
Net income (Loss)	$ 0.00	[1]	$ (0.96)	$ 0.58
Ordinary shares equivalents excluded because their effect would have been anti-dilutive	10,700,363		14,179,439	3,766,080

[1]	Less than $0.01